Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Net

Intangible assets, net, are comprised of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Software and operating system	96,001	96,638
Non-compete agreements	8,175	8,175
Agent resources	137,944	137,944
Insurance brokerage licenses	89,071	86,854
Trade names	142,464	142,464
Sub-total	473,655	472,075
Disposal	(2,218)	-
Total	471,437	472,075
Less: Accumulated amortization	(53,870)	(146,099)
Less: Impairment loss	-	(325,130)
Intangible asset, net	417,567	846